UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Target Date Retirement Series®
American Funds 2050 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Inc., Class R-6	1,143,940	$18,338
EuroPacific Growth Fund, Class R-6	288,474	10,457
The Growth Fund of America, Inc., Class R-6	701,774	18,338
The New Economy Fund, Class R-6	491,601	10,461
New Perspective Fund, Inc., Class R-6	753,384	18,337
New World Fund, Inc., Class R-6	231,817	10,506
SMALLCAP World Fund, Inc., Class R-6	598,478	18,337
		104,774

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	936,206	20,961
Capital World Growth and Income Fund, Inc., Class R-6	569,097	18,336
Fundamental Investors, Inc., Class R-6	665,872	20,962
International Growth and Income Fund, Inc., Class R-6	368,669	10,463
The Investment Company of America, Class R-6	946,130	23,587
Washington Mutual Investors Fund, Inc., Class R-6	986,492	23,587
		117,896

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	657,127	10,540
Capital Income Builder, Inc., Class R-6	168,607	7,847
The Income Fund of America, Inc., Class R-6	519,117	7,865
		26,252

BOND FUNDS — 5.1%
U.S. Government Securities Fund, Class R-6	962,110	13,614

Total investment securities (cost: $271,692,000)		262,536
Other assets less liabilities		(201)

Net assets		$262,335

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,485
Gross unrealized depreciation on investment securities	(10,649)
Net unrealized depreciation on investment securities	(9,164)
Cost of investment securities for federal income tax purposes	271,700

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.8%
AMCAP Fund, Inc., Class R-6	1,019,759	$16,347
EuroPacific Growth Fund, Class R-6	257,438	9,332
The Growth Fund of America, Inc., Class R-6	625,593	16,347
The New Economy Fund, Class R-6	437,840	9,317
New Perspective Fund, Inc., Class R-6	671,609	16,347
New World Fund, Inc., Class R-6	206,871	9,375
SMALLCAP World Fund, Inc., Class R-6	533,609	16,350
		93,415

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Inc., Class R-6	834,887	18,693
Capital World Growth and Income Fund, Inc., Class R-6	507,332	16,346
Fundamental Investors, Inc., Class R-6	593,809	18,693
International Growth and Income Fund, Inc., Class R-6	328,258	9,316
The Investment Company of America, Class R-6	843,906	21,039
Washington Mutual Investors Fund, Inc., Class R-6	880,900	21,062
		105,149

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	590,844	9,477
Capital Income Builder, Inc., Class R-6	151,467	7,049
The Income Fund of America, Inc., Class R-6	466,364	7,066
		23,592

BOND FUNDS — 5.3%
U.S. Government Securities Fund, Class R-6	875,557	12,389

Total investment securities (cost: $236,511,000)		234,545
Other assets less liabilities		(187)

Net assets		$234,358

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,346
Gross unrealized depreciation on investment securities	(5,312)
Net unrealized depreciation on investment securities	(1,966)
Cost of investment securities for federal income tax purposes	236,511

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.8%
AMCAP Fund, Inc., Class R-6	2,161,129	$34,643
EuroPacific Growth Fund, Class R-6	544,752	19,747
The Growth Fund of America, Inc., Class R-6	1,325,790	34,643
The New Economy Fund, Class R-6	927,706	19,741
New Perspective Fund, Inc., Class R-6	1,423,291	34,643
New World Fund, Inc., Class R-6	438,219	19,860
SMALLCAP World Fund, Inc., Class R-6	1,130,643	34,643
		197,920

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Inc., Class R-6	1,769,018	39,608
Capital World Growth and Income Fund, Inc., Class R-6	1,075,146	34,641
Fundamental Investors, Inc., Class R-6	1,258,206	39,608
International Growth and Income Fund, Inc., Class R-6	695,451	19,737
The Investment Company of America, Class R-6	1,788,023	44,576
Washington Mutual Investors Fund, Inc., Class R-6	1,864,300	44,575
		222,745

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	1,248,698	20,029
Capital Income Builder, Inc., Class R-6	320,117	14,898
The Income Fund of America, Inc., Class R-6	985,628	14,933
		49,860

BOND FUNDS — 5.3%
U.S. Government Securities Fund, Class R-6	1,850,508	26,185

Total investment securities (cost: $509,756,000)		496,710
Other assets less liabilities		(357)

Net assets		$496,353

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,305
Gross unrealized depreciation on investment securities	(17,355)
Net unrealized depreciation on investment securities	(13,050)
Cost of investment securities for federal income tax purposes	509,760

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Inc., Class R-6	2,568,593	$41,174
EuroPacific Growth Fund, Class R-6	647,666	23,478
The Growth Fund of America, Inc., Class R-6	1,575,758	41,175
The New Economy Fund, Class R-6	1,102,562	23,462
New Perspective Fund, Inc., Class R-6	1,691,641	41,175
New World Fund, Inc., Class R-6	520,528	23,590
SMALLCAP World Fund, Inc., Class R-6	1,343,817	41,175
		235,229

GROWTH-AND-INCOME FUNDS — 39.9%
American Mutual Fund, Inc., Class R-6	1,838,843	41,172
Capital World Growth and Income Fund, Inc., Class R-6	1,094,636	35,269
Fundamental Investors, Inc., Class R-6	1,307,868	41,172
International Growth and Income Fund, Inc., Class R-6	826,869	23,466
The Investment Company of America, Class R-6	1,888,286	47,075
Washington Mutual Investors Fund, Inc., Class R-6	1,968,840	47,075
		235,229

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Inc., Class R-6	1,853,595	29,732
Capital Income Builder, Inc., Class R-6	633,584	29,487
The Income Fund of America, Inc., Class R-6	1,950,783	29,554
		88,773

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-6	2,197,591	31,096

Total investment securities (cost: $615,995,000)		590,327
Other assets less liabilities		(474)

Net assets		$589,853

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,314
Gross unrealized depreciation on investment securities	(28,982)
Net unrealized depreciation on investment securities	(25,668)
Cost of investment securities for federal income tax purposes	615,995

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.8%
AMCAP Fund, Inc., Class R-6	3,982,716	$63,843
EuroPacific Growth Fund, Class R-6	1,003,483	36,376
The Growth Fund of America, Inc., Class R-6	2,443,281	63,843
The New Economy Fund, Class R-6	1,708,961	36,367
New Perspective Fund, Inc., Class R-6	2,622,964	63,843
New World Fund, Inc., Class R-6	804,882	36,477
SMALLCAP World Fund, Inc., Class R-6	2,083,647	63,843
		364,592

GROWTH-AND-INCOME FUNDS — 34.8%
American Mutual Fund, Inc., Class R-6	2,393,573	53,592
Capital World Growth and Income Fund, Inc., Class R-6	1,577,732	50,834
Fundamental Investors, Inc., Class R-6	1,702,417	53,592
International Growth and Income Fund, Inc., Class R-6	919,707	26,101
The Investment Company of America, Class R-6	2,517,082	62,751
Washington Mutual Investors Fund, Inc., Class R-6	3,007,511	71,910
		318,780

EQUITY-INCOME AND BALANCED FUNDS — 20.1%
American Balanced Fund, Inc., Class R-6	4,611,851	73,974
Capital Income Builder, Inc., Class R-6	1,182,295	55,024
The Income Fund of America, Inc., Class R-6	3,640,245	55,150
		184,148

BOND FUNDS — 5.3%
U.S. Government Securities Fund, Class R-6	3,417,287	48,355

Total investment securities (cost: $950,938,000)		915,875
Other assets less liabilities		(720)

Net assets		$915,155

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,487
Gross unrealized depreciation on investment securities	(40,557)
Net unrealized depreciation on investment securities	(35,070)
Cost of investment securities for federal income tax purposes	950,945

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 34.7%
AMCAP Fund, Inc., Class R-6	3,429,679	$54,978
EuroPacific Growth Fund, Class R-6	1,007,733	36,530
The Growth Fund of America, Inc., Class R-6	2,104,009	54,978
The New Economy Fund, Class R-6	1,281,856	27,278
New Perspective Fund, Inc., Class R-6	2,638,139	64,212
New World Fund, Inc., Class R-6	606,893	27,504
SMALLCAP World Fund, Inc., Class R-6	1,794,313	54,978
		320,458

GROWTH-AND-INCOME FUNDS — 34.7%
American Mutual Fund, Inc., Class R-6	2,453,722	54,939
Capital World Growth and Income Fund, Inc., Class R-6	1,418,438	45,702
Fundamental Investors, Inc., Class R-6	1,745,198	54,939
International Growth and Income Fund, Inc., Class R-6	960,757	27,266
The Investment Company of America, Class R-6	2,574,143	64,173
Washington Mutual Investors Fund, Inc., Class R-6	3,070,177	73,408
		320,427

EQUITY-INCOME AND BALANCED FUNDS — 20.1%
American Balanced Fund, Inc., Class R-6	4,639,942	74,425
Capital Income Builder, Inc., Class R-6	1,189,497	55,359
The Income Fund of America, Inc., Class R-6	3,662,418	55,486
		185,270

BOND FUNDS — 10.5%
U.S. Government Securities Fund, Class R-6	6,876,292	97,300

Total investment securities (cost: $990,904,000)		923,455
Other assets less liabilities		(755)

Net assets		$922,700

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,761
Gross unrealized depreciation on investment securities	(71,210)
Net unrealized depreciation on investment securities	(67,449)
Cost of investment securities for federal income tax purposes	990,904

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 19.6%
AMCAP Fund, Inc., Class R-6	2,815,998	$45,140
EuroPacific Growth Fund, Class R-6	930,193	33,720
The Growth Fund of America, Inc., Class R-6	1,727,594	45,142
New Perspective Fund, Inc., Class R-6	2,326,284	56,622
New World Fund, Inc., Class R-6	244,839	11,096
SMALLCAP World Fund, Inc., Class R-6	1,100,109	33,707
		225,427

GROWTH-AND-INCOME FUNDS — 34.7%
American Mutual Fund, Inc., Class R-6	3,045,162	68,181
Capital World Growth and Income Fund, Inc., Class R-6	1,759,765	56,699
Fundamental Investors, Inc., Class R-6	2,165,857	68,181
International Growth and Income Fund, Inc., Class R-6	1,189,981	33,772
The Investment Company of America, Class R-6	3,195,384	79,661
Washington Mutual Investors Fund, Inc., Class R-6	3,811,821	91,141
		397,635

EQUITY-INCOME AND BALANCED FUNDS — 19.8%
American Balanced Fund, Inc., Class R-6	5,698,603	91,406
Capital Income Builder, Inc., Class R-6	1,460,895	67,990
The Income Fund of America, Inc., Class R-6	4,498,044	68,145
		227,541

BOND FUNDS — 25.9%
The Bond Fund of America, Inc., Class R-6	4,976,913	59,574
Capital World Bond Fund, Inc., Class R-6	2,905,813	58,639
Intermediate Bond Fund of America, Class R-6	4,492,323	59,658
U.S. Government Securities Fund, Class R-6	8,445,154	119,499
		297,370

Total investment securities (cost: $1,244,503,000)		1,147,973
Other assets less liabilities		(718)

Net assets		$1,147,255

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,795
Gross unrealized depreciation on investment securities	(108,373)
Net unrealized depreciation on investment securities	(96,578)
Cost of investment securities for federal income tax purposes	1,244,551

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 14.6%
AMCAP Fund, Inc., Class R-6	2,326,724	$37,297
EuroPacific Growth Fund, Class R-6	766,213	27,775
The Growth Fund of America, Inc., Class R-6	1,063,015	27,777
New Perspective Fund, Inc., Class R-6	1,923,508	46,818
		139,667

GROWTH-AND-INCOME FUNDS — 29.7%
American Mutual Fund, Inc., Class R-6	2,527,862	56,599
Capital World Growth and Income Fund, Inc., Class R-6	1,461,143	47,078
Fundamental Investors, Inc., Class R-6	1,495,490	47,078
International Growth and Income Fund, Inc., Class R-6	652,815	18,527
The Investment Company of America, Class R-6	2,270,310	56,599
Washington Mutual Investors Fund, Inc., Class R-6	2,367,162	56,599
		282,480

EQUITY-INCOME AND BALANCED FUNDS — 19.7%
American Balanced Fund, Inc., Class R-6	4,687,862	75,193
Capital Income Builder, Inc., Class R-6	1,204,542	56,060
The Income Fund of America, Inc., Class R-6	3,700,678	56,065
		187,318

BOND FUNDS — 36.0%
The Bond Fund of America, Inc., Class R-6	8,190,127	98,036
Capital World Bond Fund, Inc., Class R-6	2,383,284	48,095
Intermediate Bond Fund of America, Class R-6	7,392,211	98,168
U.S. Government Securities Fund, Class R-6	6,948,182	98,317
		342,616

Total investment securities (cost: $1,034,463,000)		952,081
Other assets less liabilities		(631)

Net assets		$951,450

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,367
Gross unrealized depreciation on investment securities	(89,768)
Net unrealized depreciation on investment securities	(82,401)
Cost of investment securities for federal income tax purposes	1,034,482

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

January 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 4.8%
AMCAP Fund, Inc., Class R-6	841,488	$13,489
The Growth Fund of America, Inc., Class R-6	255,236	6,669
New Perspective Fund, Inc., Class R-6	548,066	13,340
		33,498

GROWTH-AND-INCOME FUNDS — 24.6%
American Mutual Fund, Inc., Class R-6	1,863,925	41,734
Capital World Growth and Income Fund, Inc., Class R-6	858,579	27,664
Fundamental Investors, Inc., Class R-6	878,757	27,663
International Growth and Income Fund, Inc., Class R-6	238,520	6,769
The Investment Company of America, Class R-6	1,391,828	34,698
Washington Mutual Investors Fund, Inc., Class R-6	1,451,203	34,698
		173,226

EQUITY-INCOME AND BALANCED FUNDS — 24.6%
American Balanced Fund, Inc., Class R-6	3,032,465	48,640
Capital Income Builder, Inc., Class R-6	1,338,072	62,274
The Income Fund of America, Inc., Class R-6	4,111,007	62,282
		173,196

BOND FUNDS — 46.0%
American High-Income Trust, Class R-6	3,335,883	35,627
The Bond Fund of America, Inc., Class R-6	6,033,591	72,222
Capital World Bond Fund, Inc., Class R-6	1,755,615	35,428
Intermediate Bond Fund of America, Class R-6	8,119,772	107,831
U.S. Government Securities Fund, Class R-6	5,121,766	72,473
		323,581

Total investment securities (cost: $770,821,000)		703,501
Other assets less liabilities		(410)

Net assets		$703,091

Security valuation

The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,489
Gross unrealized depreciation on investment securities	(75,389)
Net unrealized depreciation on investment securities	(67,900)
Cost of investment securities for federal income tax purposes	771,401

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0310O-S21417

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2010